Investment Portfolioas of November 30, 2024 (Unaudited)
DWS ESG International Core Equity Fund
	Shares	Value ($)

Common Stocks 98.9%
Australia 8.6%
BHP Group Ltd.	3,843	102,495
Brambles Ltd.	5,891	73,236
CSL Ltd.	207	38,248
Endeavour Group Ltd.	13,902	39,695
Macquarie Group Ltd.	471	71,067
South32 Ltd.	15,648	38,104
Treasury Wine Estates Ltd.	10,525	77,943
Wesfarmers Ltd.	1,630	76,522
Woodside Energy Group Ltd.	1,505	24,074
Woolworths Group Ltd.	2,989	58,927
(Cost $663,321)		600,311
Denmark 3.9%
Novo Nordisk A/S "B"	2,043	218,675
Pandora A/S	338	54,707
(Cost $96,995)		273,382
Finland 1.2%
Kone Oyj "B"	1,101	57,084
Neste Oyj	1,831	27,907
(Cost $105,467)		84,991
France 11.4%
Aeroports de Paris SA	226	26,251
Arkema SA	580	45,920
BNP Paribas SA	1,823	109,181
Bureau Veritas SA	575	17,541
Capgemini SE	468	75,084
Danone SA	1,252	85,765
Hermes International SCA	41	89,606
Kering SA	92	21,492
LVMH Moet Hennessy Louis Vuitton SE	233	146,335
Publicis Groupe SA	292	31,703
Renault SA	1,118	47,835
Schneider Electric SE	186	48,079
TotalEnergies SE	478	27,810
Vivendi SE	2,423	22,359
(Cost $660,235)		794,961
Germany 11.2%
adidas AG	198	46,845
Allianz SE (Registered)	465	144,027
BASF SE	1,729	77,762
Bayerische Motoren Werke AG	476	35,307
Deutsche Boerse AG	535	125,527
Knorr-Bremse AG	782	59,871
Merck KGaA	293	43,981

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	87	45,697
Puma SE	1,288	60,484
SAP SE	422	100,124
Siemens AG (Registered)	222	43,120
(Cost $607,443)		782,745
Hong Kong 1.4%
AIA Group Ltd.	5,800	43,708
Hong Kong & China Gas Co., Ltd.	22,000	16,734
Hong Kong Exchanges & Clearing Ltd.	1,000	37,619
(Cost $92,058)		98,061
Ireland 1.3%
Experian PLC	425	20,322
Kingspan Group PLC	951	71,731
(Cost $71,421)		92,053
Italy 1.4%
Moncler SpA	1,229	60,395
UniCredit SpA	1,023	39,487
(Cost $82,882)		99,882
Japan 23.0%
ANA Holdings, Inc.	1,200	23,184
Astellas Pharma, Inc.	4,200	43,334
Canon, Inc.	1,800	58,908
Chugai Pharmaceutical Co., Ltd.	1,600	70,638
Daiichi Sankyo Co., Ltd.	1,900	60,350
Daiwa House Industry Co., Ltd.	600	18,896
Hitachi Construction Machinery Co., Ltd.	1,400	31,753
Hitachi Ltd.	2,000	50,083
Hulic Co., Ltd.	2,500	22,566
Inpex Corp.	2,100	27,892
Japan Post Bank Co., Ltd.	9,600	90,994
KDDI Corp.	2,500	82,783
Mitsubishi UFJ Financial Group, Inc.	14,100	169,130
Murata Manufacturing Co., Ltd.	2,100	35,406
Nintendo Co., Ltd.	1,900	112,206
Nippon Building Fund, Inc. (REIT)	41	34,420
Nippon Telegraph & Telephone Corp.	30,000	30,853
Nomura Real Estate Holdings, Inc.	1,100	27,364
Obayashi Corp.	3,900	55,769
Recruit Holdings Co., Ltd.	900	62,716
Sony Group Corp.	2,000	39,999
Sumitomo Mitsui Financial Group, Inc.	6,600	162,723
Sysmex Corp.	1,700	36,036
Takeda Pharmaceutical Co., Ltd.	3,000	81,975
Terumo Corp.	3,200	65,478
Toho Co., Ltd.	400	17,518
Tokio Marine Holdings, Inc.	1,400	52,368
Tokyo Electron Ltd.	300	46,966
(Cost $1,276,936)		1,612,308

Netherlands 3.0%
ASML Holding NV	273	189,438
Wolters Kluwer NV	107	17,914
(Cost $61,839)		207,352
Norway 1.2%
DNB Bank ASA	1,765	36,933
Salmar ASA	936	48,713
(Cost $77,411)		85,646
Singapore 2.0%
Singapore Exchange Ltd.	9,000	85,671
Singapore Telecommunications Ltd.	23,800	55,153
(Cost $126,559)		140,824
Spain 1.6%
Iberdrola SA (Cost $67,388)	8,042	115,147
Sweden 4.3%
Assa Abloy AB "B"	2,926	89,913
Hexagon AB "B"	6,743	57,756
Indutrade AB	771	19,685
Securitas AB "B"	1,439	18,221
Skanska AB "B"	1,464	30,511
SKF AB "B"	1,694	32,523
Svenska Handelsbanken AB "A"	4,941	51,488
(Cost $270,454)		300,097
Switzerland 10.3%
ABB Ltd. (Registered)	2,041	116,645
Kuehne & Nagel International AG (Registered)	185	44,337
Lonza Group AG (Registered)	189	113,757
Nestle SA (Registered)	1,422	123,506
Novartis AG (Registered)	1,061	112,493
Sika AG (Registered)	396	102,789
STMicroelectronics NV	1,046	26,747
Straumann Holding AG (Registered)	180	23,457
Swiss Prime Site AG (Registered)	550	60,838
(Cost $523,387)		724,569
United Kingdom 13.1%
Ashtead Group PLC	855	68,444
AstraZeneca PLC	256	34,655
BP PLC	3,932	19,279
Compass Group PLC	4,025	138,050
Diageo PLC	2,427	72,786
HSBC Holdings PLC	4,663	43,534
Intertek Group PLC	305	18,329
London Stock Exchange Group PLC	325	46,805
M&G PLC	28,349	71,583
National Grid PLC	4,584	58,049
RELX PLC	3,117	147,167
Rio Tinto PLC	521	32,780
Shell PLC	3,353	108,297

SSE PLC	1,456	32,907
Taylor Wimpey PLC	14,181	23,666
(Cost $709,381)		916,331
Total Common Stocks (Cost $5,493,177)		6,928,660

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.67% (a) (Cost $29,706)	29,706	29,706

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $5,522,883)	99.3	6,958,366
Other Assets and Liabilities, Net	0.7	47,993
Net Assets	100.0	7,006,359
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 are as follows:
Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.67% (a)
82,895	396,388	449,577	—	—	599	—	29,706	29,706

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust
At November 30, 2024 the DWS ESG International Core Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	1,427,542	20%
Industrials	1,244,428	18%
Health Care	943,077	14%
Consumer Discretionary	841,243	12%
Information Technology	590,430	9%
Consumer Staples	507,335	7%
Materials	399,850	6%
Communication Services	352,576	5%
Energy	235,259	3%
Utilities	222,836	3%
Real Estate	164,084	2%
Total	6,928,660	99%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$600,311	$—	$600,311
Denmark	—	273,382	—	273,382
Finland	—	84,991	—	84,991
France	—	794,961	—	794,961
Germany	—	782,745	—	782,745
Hong Kong	—	98,061	—	98,061
Ireland	—	92,053	—	92,053
Italy	—	99,882	—	99,882
Japan	—	1,612,308	—	1,612,308
Netherlands	—	207,352	—	207,352
Norway	—	85,646	—	85,646
Singapore	—	140,824	—	140,824
Spain	—	115,147	—	115,147
Sweden	—	300,097	—	300,097
Switzerland	—	724,569	—	724,569
United Kingdom	—	916,331	—	916,331
Short-Term Investments	29,706	—	—	29,706
Total	$29,706	$6,928,660	$—	$6,958,366
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEICEF-PH1
R-080548-2 (1/25)